Note 20	12 Months Ended
Dec. 31, 2025
Other Assets And Liabilities [Abstract]
Disclosure of Other Assets And Liabilities [Text Block]	Other assets and liabilities
The breakdown of the balances of these headings of the consolidated balance sheets is as follows:

OTHER ASSETS AND LIABILITIES (MILLIONS OF EUROS)

	2025	2024	2023
ASSETS
Inventories ⁽¹⁾	1,307	1,299	276
Transactions in progress	182	482	41
Accruals	2,101	1,862	1,368
Other items	1,395	1,881	1,174
Total	4,985	5,525	2,859
LIABILITIES
Transactions in progress	346	306	133
Accruals	3,463	3,066	2,878
Other items	1,900	1,997	2,466
Total	5,709	5,370	5,477
(1) The variation in 2024 corresponded mainly to the acquisition of land plots from the Group's real estate company Crea Madrid Nuevo Norte, S.A. in relation to an urban planning operation in the city of Madrid.